SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 458,896	$ 357,233
Less: allowance for doubtful accounts
Accounts receivable, net	$ 458,896	$ 357,233